EQUITY	12 Months Ended
Aug. 31, 2017
Equity [Abstract]
EQUITY

NOTE 6 – EQUITY

Authorized Stock

The Company is authorized to issue an aggregate of 350,000,000 common shares and 10,000,000 shares of preferred stock, each with a par value of $0.001 per share. Each common share entitles the holder to one vote on any matter on which action of the stockholders of the corporation is sought.

Issuances

During the year ended August 31, 2017, the Company issued 16,491,358 shares of common stock, as follows:

•

4,104,998 units for aggregate proceeds of $4,719,373. Each unit consisted of one share of common stock and one share purchase warrant. Each share purchase warrant is exercisable for a period range from one to five years from issuance, at a price range of $1.25 to $3.25 per share.

•	1,152,000 shares of common stock issued for the exercise of warrants for proceeds of $1,440,000.

•	10,507,824 shares of common stock to strategic service providers, for services valued at $13,478,853.

•	386,656 shares of common stock to consultants, for services valued at $434,223.

•	339,880 shares of common stock issued at $1.69 for the settlement of notes payable of $84,980, resulting in a loss on related party loan conversion of $489,418.

During the year ended August 31, 2016 the Company had the following common stock transactions:

•	On August 3, 2016, the Company issued 40,000,000 common shares with a par value of $0.001 to Apcentive, Inc., for Intellectual Property valued at $0 (see Note 2 - Intangible Assets).

•	On August 11, 2016, an officer and director of the Company entered into a written Stock Issuance Cancellation Agreement with the Company to cancel 80,000,000 shares at $0.001 par value.

As at August 31, 2017 and 2016, the Company had 90,589,154 and 74,097,796 shares of common stock issued and outstanding, respectively.

Warrants

The following table summarizes information relating to outstanding and exercisable warrants as of August 31, 2017:

Warrants Outstanding			Warrants Exercisable
Number	Weighted Average Remaining Contractual life	Weighted Average Exercise	Number	Weighted Average Exercise
of Shares	(in years)	Price	of Shares	Price
152,500	0.15	$1.25	152,500	$1.25
10,000	0.15	$1.25	10,000	$1.25
820,500	0.22	$1.25	820,500	$1.25
4,110	0.26	$1.37	4,110	$1.37
6,098	0.30	$1.25	6,098	$1.25
4,762	0.30	$1.25	4,762	$1.25
1,000	0.39	$1.50	1,000	$1.50
8,334	0.41	$1.50	8,334	$1.50
4,300	0.45	$3.25	4,300	$3.25
100,000	2.49	$1.88	100,000	$1.88
13,300	2.50	$1.88	13,300	$1.88
100,000	2.52	$1.65	100,000	$1.65
62,200	2.61	$2.41	62,200	$2.41
120,000	2.63	$2.08	120,000	$2.08
203,252	4.71	$2.19	203,252	$2.19
203,252	4.71	$2.19	203,252	$2.19
81,169	2.77	$2.08	81,169	$2.08
120,250	2.77	$2.08	120,250	$2.08
24,050	2.78	$1.66	24,050	$1.66
12,000	2.80	$1.97	12,000	$1.97
51,921	2.81	$2.41	51,921	$2.41
100,000	4.92	$1.90	100,000	$1.90
25,000	4.92	$1.90	25,000	$1.90
200,000	2.92	$1.34	200,000	$1.34
200,000	2.92	$1.34	200,000	$1.34
100,000	2.92	$1.34	100,000	$1.34
100,000	2.93	$1.56	100,000	$1.56
200,000	2.93	$1.58	200,000	$1.58
20,000	2.93	$1.58	20,000	$1.58
30,000	2.93	$1.58	30,000	$1.58
3,077,998			3,077,998

The below table, summarizes warrant activity during the years ended August 31, 2017, 2016 and 2015:

	Number of Shares	Weighted- Average Exercise Price
Balance as of August 31, 2015	-	$-
Granted	-	-
Exercised	-	-
Forfeited	-	-
Balance as of August 31, 2016	-	-
Granted	4,229,998	1.52
Exercised	(1,152,000)	1.25
Forfeited	-	-
Balance as of August 31, 2017	3,077,998	$1.63